As filed with the Securities and Exchange Commission on November 9, 2011

Securities Act File No. 033-38074

Investment Company Act No. 811-06260

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-effective Amendment No. 60	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Post-effective Amendment No. 58	☒

(Check appropriate box or boxes)

QUAKER INVESTMENT TRUST

309 Technology Drive

Malvern, PA 19355

(Address of Principal Executive Offices)

Registrant’s Telephone Number; including Area Code: 1-800-220-8888

Copies of Communications to:

Jonathan Kopcsik

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(Name and Address of Agent for Service of Process)

Jeffry H. King, Sr.

Quaker Investment Trust

309 Technology Drive

Malvern, PA 19355

610-455-2299

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(3)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

These Post-Effective Amendments Nos. 60/58 (“PEA Nos. 60/58) to the Registration Statement of Quaker Investment Trust (the “Trust”) hereby incorporate the Trust’s PEA No. 59 on Form N-1A filed on October 28, 2011. PEA Nos. 60/58 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 59 to the Trust’s Registration Statement.

The exhibits filed herewith do not constitute the complete publicly filed disclosure of the Trust and should be used in conjunction with the complete prospectuses of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Quaker Investment Trust certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment Nos. 60/58 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Malvern, PA on the 9th day of November, 2011.

QUAKER INVESTMENT TRUST

By:	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment No. 60 to the registration statement on Form N-1A has been signed below by the following persons in the capacities indicated:

Signature	Title	Date

/s/ Jeffry H. King, Sr.		November 9, 2011
Jeffry H. King, Sr.	Chief Executive Officer / Chairman and Trustee

/s/ Laurie Keyes		November 9, 2011
Laurie Keyes	Treasurer and Trustee

November 9, 2011
James R. Brinton	Trustee*

November 9, 2011
Gary E. Shugrue	Trustee*

November 9, 2011
Warren West	Trustee*

November 9, 2011
Everett T. Keech	Trustee*

*By:	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.
Attorney-in-Fact
(Pursuant to Powers of Attorney previously filed)

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase